Leases (Tables)	12 Months Ended
Dec. 31, 2016
LEASES [Abstract]
Future Minimum Revenues, net of Commissions

Amount
2017	$ 112,803
2018	76,883
2019	76,641
2020	64,191
2021	52,569
2022 and thereafter	684,511

Total minimum revenue, net of commissions	$ 1,067,598

Future Minimum Commitments for Office Space, net of Commissions

Amount
2017	$863
2018	698
2019	537
2020	508
2021	184

Total	$2,790